Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Disclosure of detailed information of long-term debt, activity [Table Text Block]
	2019	2018
	$	$
Balance - January 1	352,769	464,308
Increase in revolving credit facility	19,772	-
Decrease in revolving credit facility	(30,000)	(123,475)
Amortization of transaction costs	2,134	2,036
Accretion expense	4,657	4,456
Foreign exchange revaluation impact	(290)	5,444
Balance - December 31	349,042	352,769

Disclosure of detailed information about borrowings [Table Text Block]
	December 31,	December 31,
	2019	2018
	$	$

Convertible debentures(i),(ii)	350,000	350,000
Revolving credit facility(iii)	19,482	30,000
Long-term debt	369,482	380,000
Unamortized debt issuance costs	(6,733)	(8,867)
Unamortized accretion on convertible debentures	(13,707)	(18,364)
Long-term debt, net of issuance costs	349,042	352,769
Current portion	-	-
Non-current portion	349,042	352,769
	349,042	352,769